UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04304
Delaware Group® Government Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class A : DEDAX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Debt Corporate Fund (Class A) returned 7.49% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.06%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index, returned 7.19%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash equivalents and hedges in a volatile rate backdrop.
Out-of-benchmark exposure to quasi-sovereigns and supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Chile, Brazil, and Argentina contributed.
Top detractors from performance:
An underweight investment allocation compared to the Fund’s narrowly based index to A-rated bonds in a constructive risk backdrop.
Portfolio duration exposure in a volatile rate backdrop.
Idiosyncratic underperformance of Mexican hotel developer Murano PV SA de CV on strategic challenges.
At the sector level, industrials, financials, and consumer detracted from performance.
From a country perspective, China, Qatar, and Singapore detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Emerging Markets Debt Corporate Fund (Class A) – including sales charge	2.66%	2.33%	3.87%
Macquarie Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge	7.49%	3.28%	4.35%
Bloomberg Global Aggregate Index	4.06%	0.03%	2.22%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	7.19%	2.73%	4.17%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$95,250,667
Total number of portfolio holdings*	141
Total advisory fees paid	$411,708
Portfolio turnover rate	89%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	7.44%
Chile	7.21%
Türkiye	6.00%
Argentina	5.22%
Indonesia	5.02%
Brazil	4.87%
South Korea	4.33%
India	4.10%
Nigeria	3.71%
Saudi Arabia	3.65%

Sector allocation
Financials	23.59%
Utilities	16.40%
Technology, Media and Telecommunication	12.44%
Oil & Gas	12.12%
Consumer	7.14%
Metals & Mining	6.24%
Transport	4.05%
Infrastructure	3.80%
Industrial	3.19%
Real Estate	2.79%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4778274)
TSAR-DEDAX-0925

Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class C : DEDCX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.79%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Debt Corporate Fund (Class C) returned 6.67% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.06%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index, returned 7.19%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash equivalents and hedges in a volatile rate backdrop.
Out-of-benchmark exposure to quasi-sovereigns and supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Chile, Brazil, and Argentina contributed.
Top detractors from performance:
An underweight investment allocation compared to the Fund’s narrowly based index to A-rated bonds in a constructive risk backdrop.
Portfolio duration exposure in a volatile rate backdrop.
Idiosyncratic underperformance of Mexican hotel developer Murano PV SA de CV on strategic challenges.
At the sector level, industrials, financials, and consumer detracted from performance.
From a country perspective, China, Qatar, and Singapore detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Emerging Markets Debt Corporate Fund (Class C) – including sales charge	5.67%	2.51%	3.67%
Macquarie Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge	6.67%	2.51%	3.67%
Bloomberg Global Aggregate Index	4.06%	0.03%	2.22%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	7.19%	2.73%	4.17%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$95,250,667
Total number of portfolio holdings*	141
Total advisory fees paid	$411,708
Portfolio turnover rate	89%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	7.44%
Chile	7.21%
Türkiye	6.00%
Argentina	5.22%
Indonesia	5.02%
Brazil	4.87%
South Korea	4.33%
India	4.10%
Nigeria	3.71%
Saudi Arabia	3.65%

Sector allocation
Financials	23.59%
Utilities	16.40%
Technology, Media and Telecommunication	12.44%
Oil & Gas	12.12%
Consumer	7.14%
Metals & Mining	6.24%
Transport	4.05%
Infrastructure	3.80%
Industrial	3.19%
Real Estate	2.79%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4778274)
TSAR-DEDCX-0925

Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Institutional Class : DEDIX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.79%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) returned 7.75% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.06%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index, returned 7.19%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash equivalents and hedges in a volatile rate backdrop.
Out-of-benchmark exposure to quasi-sovereigns and supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Chile, Brazil, and Argentina contributed.
Top detractors from performance:
An underweight investment allocation compared to the Fund’s narrowly based index to A-rated bonds in a constructive risk backdrop.
Portfolio duration exposure in a volatile rate backdrop.
Idiosyncratic underperformance of Mexican hotel developer Murano PV SA de CV on strategic challenges.
At the sector level, industrials, financials, and consumer detracted from performance.
From a country perspective, China, Qatar, and Singapore detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge	7.75%*	3.55%	4.55%
Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge	7.75%*	3.55%	4.55%
Bloomberg Global Aggregate Index	4.06%	0.03%	2.22%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	7.19%	2.73%	4.17%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$95,250,667
Total number of portfolio holdings*	141
Total advisory fees paid	$411,708
Portfolio turnover rate	89%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	7.44%
Chile	7.21%
Türkiye	6.00%
Argentina	5.22%
Indonesia	5.02%
Brazil	4.87%
South Korea	4.33%
India	4.10%
Nigeria	3.71%
Saudi Arabia	3.65%

Sector allocation
Financials	23.59%
Utilities	16.40%
Technology, Media and Telecommunication	12.44%
Oil & Gas	12.12%
Consumer	7.14%
Metals & Mining	6.24%
Transport	4.05%
Infrastructure	3.80%
Industrial	3.19%
Real Estate	2.79%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4778274)
TSAR-DEDIX-0925

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Class A : DEGGX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.84%
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Class A) returned 7.40% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year		5 year	10 year
Macquarie Strategic Income Fund (Class A) – including sales charge	2.61	%*	2.23%	2.77%
Macquarie Strategic Income Fund (Class A) – excluding sales charge	7.40	%*	3.18%	3.25%
Bloomberg US Aggregate Index	3.38%		-1.07%	1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779598)
TSAR-DEGGX-0925

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Class C : DUGCX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.59%
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Class C) returned 6.61% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year		5 year	10 year
Macquarie Strategic Income Fund (Class C) – including sales charge	5.61	%*	2.39%	2.47%
Macquarie Strategic Income Fund (Class C) – excluding sales charge	6.61	%*	2.39%	2.47%
Bloomberg US Aggregate Index	3.38%		-1.07%	1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779598)
TSAR-DUGCX-0925

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Class R : DUGRX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$113	1.09%
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Class R) returned 7.13% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year		5 year	10 year
Macquarie Strategic Income Fund (Class R) – including sales charge	7.13	%*	2.88%	2.97%
Macquarie Strategic Income Fund (Class R) – excluding sales charge	7.13	%*	2.88%	2.97%
Bloomberg US Aggregate Index	3.38%		-1.07%	1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779598)
TSAR-DUGRX-0925

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Institutional Class : DUGIX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Institutional Class) returned 7.67% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year		5 year		10 year
Macquarie Strategic Income Fund (Institutional Class) – including sales charge	7.67	%*	3.42	%*	3.49%
Macquarie Strategic Income Fund (Institutional Class) – excluding sales charge	7.67	%*	3.42	%*	3.49%
Bloomberg US Aggregate Index	3.38%		-1.07%		1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779598)
TSAR-DUGIX-0925

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances A. Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $107,159 for 2025 and $85,700 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,627,131 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,020 for 2025 and $13,020 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Financial statements and other information
For the year ended July 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund	July 31, 2025
	Principal amount°	Value (US $)
Corporate Bonds — 78.06%Δ
Angola — 0.77%
Azule Energy Finance 144A 8.125% 1/23/30 #	725,000	$ 730,930
		730,930
Argentina — 4.34%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	814,629	844,788
Banco Macro 144A 8.00% 6/23/29 #	915,000	918,843
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	830,000	842,035
Pluspetrol 144A 8.50% 5/30/32 #	895,000	915,138
Tecpetrol 144A 7.625% 1/22/33 #	595,000	612,374
		4,133,178
Brazil — 4.87%
Guara Norte 144A 5.198% 6/15/34 #	752,924	731,188
LD Celulose International 144A 7.95% 1/26/32 #	825,000	863,053
MV24 Capital 144A 6.748% 6/1/34 #	670,073	667,419
Raizen Fuels Finance 144A 6.95% 3/5/54 #	960,000	897,357
Sitios Latinoamerica 144A 6.00% 11/25/29 #	665,000	682,489
Usiminas International 144A 7.50% 1/27/32 #	775,000	794,569
		4,636,075
Chile — 5.66%
AES Andes
144A 6.25% 3/14/32 #	775,000	788,846
144A 8.15% 6/10/55 #, μ	565,000	592,703
ATP Tower Holdings 144A 7.875% 2/3/30 #	895,000	910,104
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	699,036
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	684,675	711,747
Engie Energia Chile 144A 6.375% 4/17/34 #	670,000	703,922
Latam Airlines Group 144A 7.875% 4/15/30 #	950,000	983,963
		5,390,321
China — 2.04%
Alibaba Group Holding
2.70% 2/9/41	445,000	317,022
144A 5.25% 5/26/35 #	575,000	583,809
Meituan 144A 4.625% 10/2/29 #	765,000	763,315
Sunac China Holdings
144A 6.00% 9/30/25 #, ‡	1,299,603	178,084
144A 6.25% 9/30/26 #, ‡	755,067	103,822
		1,946,052
Colombia — 3.00%
Banco Davivienda 144A 8.125% 7/2/35 #, μ	995,000	1,014,890
    1

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Colombia (continued)
Canacol Energy 144A 5.75% 11/24/28 #	350,000	$ 105,768
EnfraGen Energia Sur 144A 8.499% 6/30/32 #	960,000	979,152
Geopark 144A 8.75% 1/31/30 #	880,000	761,477
		2,861,287
Georgia — 2.10%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	621,672
Silknet JSC 144A 8.375% 1/31/27 #	655,000	659,925
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	710,000	715,430
		1,997,027
Guatemala — 0.88%
Millicom International Cellular 144A 7.375% 4/2/32 #	819,000	842,034
		842,034
Hong Kong — 2.41%
AIA Group 144A 5.375% 4/5/34 #	510,000	520,367
Celestial Dynasty 6.375% 8/22/28 ■	735,000	722,685
Standard Chartered
144A 6.301% 1/9/29 #, μ	440,000	456,432
144A 7.625% 1/16/32 #, μ, ψ	575,000	598,135
		2,297,619
India — 4.10%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	488,018
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	525,000	499,877
Axis Bank 4.10% 9/8/26 μ, ψ, ■	646,000	630,789
Biocon Biologics Global 144A 6.67% 10/9/29 #	555,000	522,803
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	1,126
ICICI Bank 144A 4.00% 3/18/26 #	489,000	486,795
JSW Hydro Energy 144A 4.125% 5/18/31 #	571,550	528,311
Reliance Industries 144A 2.875% 1/12/32 #	840,000	747,705
		3,905,424
Indonesia — 3.86%
Cikarang Listrindo 144A 5.65% 3/12/35 #	1,165,000	1,169,137
Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	480,000	407,485
Medco Maple Tree 144A 8.96% 4/27/29 #	760,000	796,683
Minejesa Capital 144A 4.625% 8/10/30 #	706,513	699,676
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	587,301	603,172
		3,676,153
2

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Israel — 1.71%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	650,000	$ 676,045
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	360,154
6.75% 3/1/28	575,000	594,763
		1,630,962
Jamaica — 1.92%
Digicel International Finance 144A 8.625% 8/1/32 #	430,000	434,675
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	730,000	734,727
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	660,000	660,881
		1,830,283
Kazakhstan — 0.76%
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	705,000	720,025
		720,025
Kuwait — 1.06%
Burgan Bank 2.75% 12/15/31 μ, ■	650,000	619,174
NBK SPC 144A 1.625% 9/15/27 #, μ	400,000	386,812
		1,005,986
Macao — 1.85%
Melco Resorts Finance 144A 7.625% 4/17/32 #	765,000	787,436
Sands China
3.25% 8/8/31	565,000	506,056
4.375% 6/18/30	490,000	473,399
		1,766,891
Madagascar — 0.82%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	775,000	778,172
		778,172
Mexico — 6.07%
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	460,000	461,356
144A 7.625% 1/10/28 #, μ, ψ	465,000	469,759
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	360,000	355,316
144A 8.125% 1/8/39 #, μ	525,000	548,995
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	635,527
El Puerto de Liverpool 144A 6.658% 1/22/37 #	905,000	942,386
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	611,678	613,137
    3

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico (continued)
Saavi Energia 144A 8.875% 2/10/35 #	640,000	$ 666,912
Trust Fibra Uno
144A 4.869% 1/15/30 #	675,000	644,207
144A 7.375% 2/13/34 #	425,000	440,426
		5,778,021
Nigeria — 2.92%
Access Bank 144A 6.125% 9/21/26 #	615,000	614,049
IHS Holding 144A 8.25% 11/29/31 #	1,345,000	1,376,348
SEPLAT Energy 144A 9.125% 3/21/30 #	765,000	790,399
		2,780,796
Panama — 0.73%
Sable International Finance 144A 7.125% 10/15/32 #	695,000	695,812
		695,812
Peru — 2.04%
Cia de Minas Buenaventura 144A 6.80% 2/4/32 #	900,000	921,465
Scotiabank Peru 144A 6.10% 10/1/35 #, μ	1,000,000	1,020,900
		1,942,365
Philippines — 1.28%
International Container Terminal Services 4.75% 6/17/30 ■	645,000	644,048
Metropolitan Bank & Trust 5.375% 3/6/29 ■	560,000	575,660
		1,219,708
Poland — 0.96%
ORLEN 144A 6.00% 1/30/35 #	890,000	915,172
		915,172
Saudi Arabia — 1.94%
Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■	770,000	779,063
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	408,331
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	630,000	660,861
		1,848,255
Singapore — 0.75%
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	712,000	709,944
		709,944
South Africa — 3.40%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	750,866
Prosus 144A 3.061% 7/13/31 #	740,000	659,315
Sasol Financing USA 144A 8.75% 5/3/29 #	670,000	674,529
4

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
South Africa (continued)
Windfall Mining Group 144A 5.854% 5/13/32 #	1,125,000	$ 1,151,976
		3,236,686
South Korea — 3.59%
Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	855,000	881,250
Hyundai Capital Services 144A 5.25% 1/22/28 #	695,000	703,957
Kookmin Bank 144A 2.50% 11/4/30 #	1,115,000	995,010
Shinhan Bank 144A 5.75% 4/15/34 #	820,000	838,608
		3,418,825
Taiwan — 1.47%
TSMC Arizona 2.50% 10/25/31	1,100,000	986,088
TSMC Global 144A 2.25% 4/23/31 #	470,000	419,009
		1,405,097
Tanzania — 1.44%
AngloGold Ashanti Holdings 6.50% 4/15/40	690,000	709,381
HTA Group 144A 7.50% 6/4/29 #	640,000	662,273
		1,371,654
Thailand — 1.13%
Bangkok Bank
144A 3.466% 9/23/36 #, μ	665,000	593,114
144A 5.00% 9/23/25 #, μ, ψ	480,000	480,772
		1,073,886
Türkiye — 4.64%
Akbank TAS
6.80% 6/22/31 μ, ■	470,000	469,064
144A 7.498% 1/20/30 #	425,000	437,620
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	680,000	660,790
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	750,000	781,128
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	660,000	678,616
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	635,000	649,709
Yapi ve Kredi Bankasi 144A 7.875% 1/22/31 #, μ	735,000	740,399
		4,417,326
Ukraine — 0.71%
MHP Lux 144A 6.95% 4/3/26 #	720,000	676,948
		676,948
United Arab Emirates — 1.36%
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	943,552	842,522
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	435,000	449,674
		1,292,196
    5

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Vietnam — 0.63%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	613,229	$ 604,471
		604,471
Zambia — 0.85%
First Quantum Minerals
144A 8.00% 3/1/33 #	260,000	268,235
144A 9.375% 3/1/29 #	515,000	546,395
		814,630
Total Corporate Bonds (cost $73,416,088)		74,350,211

Government Agency Obligations — 15.48%
Argentina — 0.88%
YPF 144A 9.50% 1/17/31 #	790,000	836,472
		836,472
Chile — 1.55%
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	765,000	814,445
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	654,928	662,460
		1,476,905
Colombia — 0.59%
Ecopetrol 5.875% 11/2/51	825,000	563,839
		563,839
Indonesia — 1.16%
Freeport Indonesia 144A 5.315% 4/14/32 #	595,000	599,592
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 4.00% 6/30/50 #	695,000	502,683
		1,102,275
Kazakhstan — 0.46%
KazMunayGas National 144A 5.375% 4/24/30 #	430,000	435,833
		435,833
Malaysia — 1.57%
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	710,000	698,934
Petronas Capital 144A 5.848% 4/3/55 #	795,000	802,301
		1,501,235
Mexico — 0.80%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	745,688	764,069
		764,069
6

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Morocco — 1.01%
OCP 144A 7.50% 5/2/54 #	950,000	$ 961,588
		961,588
Oman — 0.63%
Oryx Funding 144A 5.80% 2/3/31 #	580,000	596,723
		596,723
Qatar — 0.67%
Ooredoo International Finance 144A 4.625% 10/10/34 #	645,000	635,207
		635,207
Saudi Arabia — 1.71%
Ma'aden Sukuk 144A 5.25% 2/13/30 #	890,000	909,021
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	248,214
144A 5.75% 7/17/54 #	500,000	470,884
		1,628,119
Serbia — 0.92%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	880,000	882,033
		882,033
Türkiye — 1.36%
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	605,000	631,512
QNB Bank 10.75% 11/15/33 μ, ■	600,000	665,180
		1,296,692
United Arab Emirates — 2.17%
DP World Crescent 144A 5.50% 5/8/35 #	975,000	997,623
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	610,149
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	553,344	456,447
		2,064,219
Total Government Agency Obligations (cost $14,590,351)		14,745,209

Sovereign Bonds — 1.75%Δ
Hungary — 0.41%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	380,000	394,266
		394,266
Poland — 0.60%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	560,000	568,282
		568,282
    7

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Korea — 0.74%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	$ 705,413
		705,413
Total Sovereign Bonds (cost $1,627,052)		1,667,961

Supranational Banks — 2.61%
Africa Finance 144A 5.55% 10/8/29 #	745,000	756,356
African Development Bank 5.75% 5/7/34 μ, ψ	730,000	723,894
Corp Andina de Fomento 144A 6.75% 6/17/30 #, μ, ψ	990,000	1,008,577
Total Supranational Banks (cost $2,444,925)		2,488,827
	Number of shares
Common Stock — 0.57%Δ
Mexico — 0.57%
Grupo Aeromexico =, †	29,657	543,667
Total Common Stock (cost $269,980)		543,667

Short-Term Investments — 0.77%
Money Market Mutual Funds — 0.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	181,661	181,661
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	181,661	181,661
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	181,660	181,660
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	181,661	181,661
Total Short-Term Investments (cost $726,643)		726,643
Total Value of Securities—99.24% (cost $93,075,039)		$94,522,518
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
8

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $81,050,375, which represents 85.09% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
The following swap contracts were outstanding at July 31, 2025:1
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(10,655)	$2,327	$(12,982)
The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
    9

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
[1]	See Note 8 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
10

Statement of assets and liabilities
Macquarie Emerging Markets Debt Corporate Fund	July 31, 2025
Assets:
Investments, at value*	$94,522,518
Foreign currencies, at valueΔ	5
Cash	471,757
Cash collateral due from broker	10,000
Dividends and interest receivable	1,306,463
Receivable for fund shares sold	28,170
Prepaid expenses	21,719
Upfront payments paid on over-the-counter credit default swap contracts	2,327
Other assets	558
Total Assets	96,363,517
Liabilities:
Payable for securities purchased	904,350
Payable for fund shares redeemed	59,540
Investment management fees payable to affiliates	42,847
Audit and tax fees payable	42,054
Other accrued expenses	34,428
Accounting and administration expenses payable to affiliates	16,111
Unrealized depreciation on over-the-counter credit default swap contracts	12,982
Distribution fees payable to affiliates	538
Total Liabilities	1,112,850
Total Net Assets	$95,250,667

Net Assets Consist of:
Paid-in capital	$103,838,639
Total distributable earnings (loss)	(8,587,972)
Total Net Assets	$95,250,667
    11

Statement of assets and liabilities
Macquarie Emerging Markets Debt Corporate Fund

Net Asset Value

Class A:
Net assets	$1,009,784
Shares of beneficial interest outstanding, unlimited authorization, no par	129,783
Net asset value per share	$7.78
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.15

Class C:
Net assets	$381,316
Shares of beneficial interest outstanding, unlimited authorization, no par	48,938
Net asset value per share	$7.79

Institutional Class:
Net assets	$93,859,567
Shares of beneficial interest outstanding, unlimited authorization, no par	12,087,750
Net asset value per share	$7.76
*Investments, at cost	$93,075,039
ΔForeign currencies, at cost	6
See accompanying notes, which are an integral part of the financial statements.
12

Statement of operations
Macquarie Emerging Markets Debt Corporate Fund	Year ended July 31, 2025
Investment Income:
Interest	$6,204,635
Dividends	144,322
6,348,957

Expenses:
Management fees	700,474
Distribution expenses — Class A	2,524
Distribution expenses — Class C	2,890
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	74,404
Registration fees	65,325
Accounting and administration expenses	54,738
Audit and tax fees	51,343
Reports and statements to shareholders expenses	32,614
Legal fees	25,370
Custodian fees	6,491
Trustees’ fees	4,540
Other	17,475
1,038,188
Less expenses waived	(288,766)
Less expenses paid indirectly	(6,172)
Total operating expenses	743,250
Net Investment Income (Loss)	5,605,707
    13

Statement of operations
Macquarie Emerging Markets Debt Corporate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$602,446
Foreign currencies	1,833
Futures contracts	97,667
Swap contracts	(20,336)
Net realized gain (loss)	681,610

Net change in unrealized appreciation (depreciation) on:
Investments	663,043
Futures contracts	53,566
Swap contracts	10,260
Net change in unrealized appreciation (depreciation)	726,869
Net Realized and Unrealized Gain (Loss)	1,408,479
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,014,186
See accompanying notes, which are an integral part of the financial statements.
14

Statements of changes in net assets
Macquarie Emerging Markets Debt Corporate Fund
	Year ended
	7/31/25	7/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,605,707	$6,494,645
Net realized gain (loss)	681,610	(2,476,070)
Net change in unrealized appreciation (depreciation)	726,869	5,431,282
Net increase (decrease) in net assets resulting from operations	7,014,186	9,449,857

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(57,480)	(43,813)
Class C	(13,130)	(8,665)
Class R1	—	(41)
Institutional Class	(5,405,945)	(6,426,963)
	(5,476,555)	(6,479,482)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	582,119	259,457
Class C	306,658	8,700
Institutional Class	30,072,663	52,481,061

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	57,370	43,813
Class C	13,001	8,543
Class R1	—	41
Institutional Class	5,155,416	6,153,044
	36,187,227	58,954,659
    15

Statements of changes in net assets
Macquarie Emerging Markets Debt Corporate Fund
	Year ended
	7/31/25	7/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(556,086)	$(167,760)
Class C	(103,425)	(105,451)
Class R1	—	(2,736)
Institutional Class	(32,495,465)	(58,934,780)
	(33,154,976)	(59,210,727)
Increase (decrease) in net assets derived from capital share transactions	3,032,251	(256,068)
Net Increase in Net Assets	4,569,882	2,714,307

Net Assets:
Beginning of year	90,680,785	87,966,478
End of year	$95,250,667	$90,680,785
[1]	On October 27, 2023, all Class R shares were converted into Institutional Class shares. These transactions are included in proceeds from shares sold of Institutional Class shares and cost of shares redeemed of Class R shares in the table above.
See accompanying notes, which are an integral part of the financial statements.
16

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Financial highlights
Macquarie Emerging Markets Debt Corporate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.66	$7.45	$7.35	$8.91	$8.48

0.44	0.45	0.40	0.32	0.33
0.12	0.20	0.08	(1.52)	0.42
0.56	0.65	0.48	(1.20)	0.75

(0.44)	(0.44)	(0.38)	(0.31)	(0.32)
—	—	—	(0.05)	—
(0.44)	(0.44)	(0.38)	(0.36)	(0.32)

$7.78	$7.66	$7.45	$7.35	$8.91

7.49%	9.07%	6.74%	(13.83%)	8.99%

$1,010	$910	$753	$767	$817
1.04%	1.04%	1.04%	1.04%	1.04%
1.35%	1.26%	1.44%	1.43%	1.42%
5.77%	6.02%	5.47%	3.87%	3.69%
5.46%	5.80%	5.07%	3.48%	3.31%
89%	94%	67%	55%	99%
19

Financial highlights
Macquarie Emerging Markets Debt Corporate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.67	$7.44	$7.34	$8.90	$8.47

0.37	0.39	0.34	0.25	0.26
0.13	0.20	0.09	(1.51)	0.43
0.50	0.59	0.43	(1.26)	0.69

(0.38)	(0.36)	(0.33)	(0.25)	(0.26)
—	—	—	(0.05)	—
(0.38)	(0.36)	(0.33)	(0.30)	(0.26)

$7.79	$7.67	$7.44	$7.34	$8.90

6.67%	8.19%	5.98%	(14.46%)	8.19%

$381	$159	$244	$210	$99
1.79%	1.79%	1.79%	1.79%	1.79%
2.10%	2.01%	2.19%	2.18%	2.17%
4.80%	5.27%	4.72%	3.12%	2.94%
4.49%	5.05%	4.32%	2.73%	2.56%
89%	94%	67%	55%	99%
21

Financial highlights
Macquarie Emerging Markets Debt Corporate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.64	$7.44	$7.34	$8.90	$8.47

0.46	0.47	0.42	0.34	0.35
0.11	0.20	0.08	(1.51)	0.43
0.57	0.67	0.50	(1.17)	0.78

(0.45)	(0.47)	(0.40)	(0.34)	(0.35)
—	—	—	(0.05)	—
(0.45)	(0.47)	(0.40)	(0.39)	(0.35)

$7.76	$7.64	$7.44	$7.34	$8.90

7.75%	9.34%	7.01%	(13.60%)	9.30%

$93,860	$89,612	$86,966	$96,027	$86,511
0.79%	0.79%	0.79%	0.79%	0.79%
1.10%	1.01%	1.19%	1.18%	1.17%
6.01%	6.27%	5.72%	4.12%	3.94%
5.70%	6.05%	5.32%	3.73%	3.56%
89%	94%	67%	55%	99%
23

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund	July 31, 2025
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Macquarie Emerging Markets Debt Corporate Fund (formerly, Delaware Emerging Markets Debt Corporate Fund through December 30, 2024) and Macquarie Strategic Income Fund (formerly, Delaware Strategic Income Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. On October 27, 2023, all Class R shares were converted into Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and
24

are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2025, and for all open tax years (years ended July 31, 2022–July 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended July 31, 2025, the Fund did not incur any interest or tax penalties.
    25

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
1. Significant Accounting Policies (continued)
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
26

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this
    27

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
1. Significant Accounting Policies (continued)
arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, the Fund earned $6,140 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, the Fund earned $32 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2024 through November 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 through November 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class
1.04%	1.79%	0.79%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC
28

believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2025, the Fund paid $8,246 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended July 31, 2025, the Fund paid $6,258 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended July 31, 2025, the Fund paid $2,070 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
    29

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the year ended July 31, 2025, DDLP earned $84 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2025, DDLP received gross CDSC commissions of $8 on redemptions of the Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about November 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Emerging Markets Debt Corporate Bond Fund at closing.
30

3. Investments
For the year ended July 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$82,742,054
Sales	79,811,411
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$93,167,090
Aggregate unrealized appreciation of investments and derivatives	$2,789,309
Aggregate unrealized depreciation of investments and derivatives	(1,446,863)
Net unrealized appreciation of investments and derivatives	$1,342,446
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    31

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$543,667	$543,667
Corporate Bonds	—	74,350,211	—	74,350,211
Government Agency Obligations	—	14,745,209	—	14,745,209
Sovereign Bonds	—	1,667,961	—	1,667,961
Supranational Banks	—	2,488,827	—	2,488,827
Short-Term Investments	726,643	—	—	726,643
Total Value of Securities	$726,643	$93,252,208	$543,667	$94,522,518

Derivatives[1]
Liabilities:
Over-The-Counter Credit Default Swap Contracts	$—	$(12,982)	$—	$(12,982)

[1]Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended July 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or
32

end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2025 and 2024 were as follows:
	Year ended
	7/31/25	7/31/24
Ordinary income	$5,476,555	$6,479,482
5. Components of Net Assets on a Tax Basis
As of July 31, 2025, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$103,838,639
Undistributed ordinary income	170,500
Capital loss carryforwards	(10,100,900)
Unrealized appreciation of investments and derivatives	1,342,428
Net assets	$95,250,667
Difference between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation of foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of swap contracts, market discount and premium on debt instruments, and amortization of premium on callable bonds.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications were due to tax treatment of unrealized on callable bonds. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2025, the adjustments were to decrease total distributable earnings (loss) and increase paid-in-capital by $2,055.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,647,263	$8,453,637	$ 10,100,900
    33

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	7/31/25	7/31/24
Shares sold:
Class A	75,622	34,499
Class C	39,939	1,154
Institutional Class	3,922,672	7,054,376

Shares issued upon reinvestment of dividends and distributions:
Class A	7,469	5,870
Class C	1,693	1,147
Class R1	—	6
Institutional Class	672,402	827,392
	4,719,797	7,924,444

Shares redeemed:
Class A	(72,137)	(22,690)
Class C	(13,383)	(14,447)
Class R1	—	(384)
Institutional Class	(4,229,131)	(7,845,764)
	(4,314,651)	(7,883,285)
Net increase	405,146	41,159
[1]	On October 27, 2023, all Class R shares were converted into Institutional Class shares. These transactions are included in shares sold of Institutional Class shares and shares redeemed of Class R shares in the table above.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended July 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class C Shares	Class R Shares	Class A Shares	Institutional Class Shares	Value
Year ended
7/31/25	191	—	191	—	$1,474
7/31/24	325	384	325	384	5,175
7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or
34

emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of July 31, 2025, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at July 31, 2025.
During the year ended July 31, 2025, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap
    35

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
8. Derivatives (continued)
contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended July 31, 2025, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the year ended July 31, 2025, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2025, the Fund used CDS contracts to hedge against credit events.
36

At July 31, 2025, the Fund posted $10,000 in cash as collateral for open swap contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”
Fair values of derivative instruments as of July 31, 2025 were as follows:
Liability Derivatives Fair Value
Statement of assets and liabilities location	Credit Contracts
Unrealized depreciation on over-the-counter credit default swap contracts	$(12,982)
The effect of derivative instruments on the “Statement of operations” for the year ended July 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$97,667	$—	$97,667
Credit contracts	—	(20,336)	(20,336)
Total	$97,667	$(20,336)	$77,331
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$53,566	$—	$53,566
Credit contracts	—	10,260	10,260
Total	$53,566	$10,260	$63,826
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended July 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$—	$1,504,701
CDS contracts (average notional amount)*	1,734,127	—
*Long represents buying protection and short represents selling protection.
9. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain
    37

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
9. Offsetting (continued)
derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At July 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(12,982)	$(12,982)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(12,982)	$—	$—	$—	$10,000	$(2,982)
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
10. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any
38

particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended July 31, 2025, the Fund had no securities out on loan.
11. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
    39

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
11. Credit and Market Risks (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the
40

Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
13. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund's financial statements.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
    41

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Government Fund and Shareholders of Macquarie Emerging Markets Debt Corporate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Emerging Markets Debt Corporate Fund (one of the funds constituting Delaware Group Government Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
42

Other Fund information (Unaudited)
Macquarie Emerging Markets Debt Corporate Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended July 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund's total distributions.
For the fiscal year ended July 31, 2025, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended July 31, 2025, the Fund has reported maximum distributions of Qualified Interest Income of $317,584.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
8,256,442	33,690	30,248
    43

Other Fund information (Unaudited)
Macquarie Emerging Markets Debt Corporate Fund
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
44

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4778274)
AR-227-0925
This page is not part of the financial statements and other information.

Fixed income mutual fund
Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Financial statements and other information
For the year ended July 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Strategic Income Fund	July 31, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	22,066	$ 21,673
GNMA Series 2015-151 KC 3.50% 4/20/34	7,097	6,873
Total Agency Collateralized Mortgage Obligations (cost $29,934)		28,546

Collateralized Loan Obligations — 23.40%
AGL CLO 3 Series 2020-3A ER 144A 9.568% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	996,162
AGL CLO 32 Series 2024-32A D1 144A 7.225% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	1,004,701
AIMCO CLO 17 Series 2022-17A D1R 144A 7.232% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	998,863
AIMCO CLO 18 Series 2022-18A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	496,839
AMMC CLO 31 Series 2025-31A D 144A 7.275% (TSFR03M + 2.95%, Floor 2.95%) 2/20/38 #, •	750,000	751,192
Apidos CLO XL Series 2022-40A D1R 144A 7.218% (TSFR03M + 2.90%, Floor 2.90%) 7/15/37 #, •	2,000,000	1,991,198
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.418% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	499,835
Bain Capital Credit CLO Series 2017-2A CR3 144A 6.518% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	1,999,494
Ballyrock CLO 14 Series 2020-14A BR 144A 6.325% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	1,000,000	1,003,859
Ballyrock CLO 18 Series 2021-18A DR 144A 10.068% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	981,305
Barings CLO
Series 2024-2A C 144A 6.318% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	1,001,941
Series 2024-2A D 144A 7.468% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	998,196
Series 2024-5A D2 144A 8.418% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	500,000	502,285

BBAM US CLO III Series 2023-3A D 144A 12.918% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	1,000,000	1,001,993
Bear Mountain Park CLO Series 2022-1A CR 144A 6.318% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	2,010,286
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.075% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	857,001

Schedule of investments
Macquarie Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Benefit Street Partners CLO XII-B Series 2017-12BRA D1 144A 7.368% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	$ 1,000,810
Benefit Street Partners CLO XXVIII Series 2022-28A D1R 144A 7.225% (TSFR03M + 2.90%, Floor 2.90%) 10/20/37 #, •	1,000,000	1,004,851
Benefit Street Partners CLO XXXII Series 2023-32A E 144A 11.668% (TSFR03M + 7.35%, Floor 7.35%) 10/25/36 #, •	800,000	799,632
Carlyle US CLO
Series 2024-4A C 144A 6.475% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,505,673
Series 2024-4A D 144A 7.525% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	998,850

CBAMR Series 2021-15A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	1,000,000	983,863
Dryden 109 CLO Series 2022-109A DR 144A 7.018% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,000,000	998,202
Dryden 123 CLO Series 2025-123A E 144A 9.141% (TSFR03M + 4.85%, Floor 4.85%) 4/15/38 #, •	1,000,000	989,919
Elmwood CLO 17 Series 2022-4A D1R 144A 7.372% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	1,006,004
Elmwood CLO 37 Series 2024-13A D1 144A 6.922% (TSFR03M + 2.60%, Floor 2.60%) 1/17/38 #, •	1,000,000	1,004,992
Elmwood CLO V Series 2020-2A D1RR 144A 7.475% (TSFR03M + 3.15%, Floor 3.15%) 10/20/37 #, •	1,000,000	1,003,499
Generate CLO 10 Series 2022-10A D1R 144A 7.182% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •	1,500,000	1,483,309
Golub Capital Partners CLO 72 B Series 2024-72A D 144A 8.318% (TSFR03M + 4.00%, Floor 4.00%) 4/25/37 #, •	1,000,000	1,005,534
Golub Capital Partners CLO 76 B Series 2024-76A D1 144A 7.218% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	1,002,870
Invesco US CLO Series 2023-4A E 144A 12.339% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	400,000	403,245
KKR CLO 27 Series 27A ER2 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	964,259
Lewey Park CLO Series 2024-1A D1 144A 7.275% (TSFR03M + 2.95%, Floor 2.95%) 10/21/37 #, •	1,500,000	1,499,295
Madison Park Funding XLVI Series 2020-46A DRR 144A 7.068% (TSFR03M + 2.75%) 10/15/34 #, •	1,250,000	1,249,007

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Madison Park Funding XXX Series 2018-30A D1R 144A 7.518% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	$ 1,001,399
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	850,000	845,937
MidOcean Credit CLO XII Series 2023-12A ERR 144A 10.829% (TSFR03M + 6.50%, Floor 6.50%) 7/18/38 #, •	1,000,000	1,000,000
Neuberger Berman Loan Advisers CLO
25 Series 2017-25A D1R2 144A 7.429% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	1,003,360
56 Series 2024-56A C 144A 6.419% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	2,003,810

Oaktree CLO Series 2019-3A D1R2 144A 7.425% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •	1,000,000	998,213
Obra CLO 1 Series 2024-1A D1 144A 7.725% (TSFR03M + 3.40%, Floor 3.40%) 1/20/38 #, •	1,000,000	1,010,657
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.175% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,000,000	1,005,056
OHA Credit Funding 11 Series 2022-11A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	1,003,429
OHA Loan Funding Series 2016-1A D1R2 144A 7.375% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	996,285
OZLM XIX Series 2017-19A CRR 144A 7.818% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,000,199
Palmer Square CLO Series 2024-2A D2 144A 8.675% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	998,853
RR Series 2024-28RA DR 144A 11.318% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	599,412
Sound Point CLO Series 2025-1RA E 144A 11.902% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	499,503
TCW CLO
Series 2019-2A D1R2 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,000,000	976,544
Series 2022-1A ER 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	1,000,000	1,002,185
Series 2024-2A D1 144A 7.622% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	1,002,400
Series 2024-3A D1A 144A 7.425% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •	1,000,000	996,265

Schedule of investments
Macquarie Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Trinitas CLO XXI Series 2022-21A ER 144A 9.825% (TSFR03M + 5.50%) 4/20/38 #, •	1,000,000	$ 999,366
Total Collateralized Loan Obligations (cost $55,199,737)		54,941,837

Corporate Bonds — 54.87%
Banking — 10.51%
Akbank TAS 144A 7.498% 1/20/30 #		360,000	370,690
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ		310,000	333,386
Banco Santander
7.00% 11/20/29 μ, ψ, ■	EUR	600,000	735,875
8.00% 2/1/34 μ, ψ		800,000	861,838

Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #		325,000	334,262
Bank of America
6.25% 7/26/30 μ, ψ		1,175,000	1,173,895
6.625% 5/1/30 μ, ψ		715,000	733,985
Barclays
7.625% 3/15/35 μ, ψ		1,035,000	1,056,909
9.625% 12/15/29 μ, ψ		735,000	832,079
Citigroup
6.875% 8/15/30 μ, ψ		1,050,000	1,061,550
6.95% 2/15/30 μ, ψ		780,000	788,269
7.125% 8/15/29 μ, ψ		545,000	558,766

Credit Agricole 5.875% 3/23/35 μ, ψ, ■	EUR	1,000,000	1,152,692
Deutsche Bank
6.00% 10/30/25 μ, ψ		1,200,000	1,198,291
8.125% 10/30/29 μ, ψ, ■	EUR	800,000	986,690

First Citizens BancShares 6.254% 3/12/40 μ		1,890,000	1,895,327
Goldman Sachs Group
6.125% 11/10/34 μ, ψ		715,000	708,823
7.50% 5/10/29 μ, ψ		1,490,000	1,560,522

HSBC Holdings 7.05% 6/5/30 μ, ψ		880,000	898,807
ICICI Bank 144A 4.00% 3/18/26 #		360,000	358,376
Itau Unibanco Holding 144A 6.00% 2/27/30 #		425,000	435,891
Metropolitan Bank & Trust 5.375% 3/6/29 ■		400,000	411,186
NBK SPC 144A 1.625% 9/15/27 #, μ		430,000	415,823
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		400,000	398,845
Shinhan Bank 3.875% 3/24/26 ■		570,000	566,961
State Street 6.45% 9/15/30 μ, ψ		885,000	901,446

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 6.85% 9/10/29 #, μ, ψ		1,745,000	$ 1,788,496
144A 7.00% 2/5/35 #, μ, ψ		950,000	950,000
144A 7.125% 8/10/34 #, μ, ψ		1,185,000	1,203,170
			24,672,850
Basic Industry — 2.10%
Celanese US Holdings 5.00% 4/15/31	EUR	600,000	688,569
Cerdia Finanz 144A 9.375% 10/3/31 #		1,025,000	1,075,265
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,895,000	1,851,149
Magnera 144A 7.25% 11/15/31 #		1,025,000	965,847
Sasol Financing USA 144A 8.75% 5/3/29 #		335,000	337,265
			4,918,095
Brokerage — 2.08%
Apollo Global Management 6.00% 12/15/54 μ		1,025,000	1,007,993
BGC Group 144A 6.15% 4/2/30 #		875,000	885,800
Jefferies Finance
144A 5.00% 8/15/28 #		2,070,000	1,998,152
144A 6.625% 10/15/31 #		1,000,000	996,122
			4,888,067
Capital Goods — 1.98%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #		1,175,000	1,195,820
Boeing
2.196% 2/4/26		1,180,000	1,164,488
6.858% 5/1/54		300,000	330,062

Goat Holdco 144A 6.75% 2/1/32 #		605,000	610,398
Herc Holdings 144A 7.25% 6/15/33 #		180,000	186,525
Manitowoc 144A 9.25% 10/1/31 #		515,000	547,831
Toucan FinCo 144A 9.50% 5/15/30 #		600,000	614,877
			4,650,001
Communications — 6.55%
ATP Tower Holdings 144A 7.875% 2/3/30 #		400,000	406,750
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #		375,000	376,535
Cimpress 144A 7.375% 9/15/32 #		715,000	699,792
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #		635,000	634,384
Digicel International Finance 144A 8.625% 8/1/32 #		500,000	505,436
Gray Media 144A 7.25% 8/15/33 #		510,000	507,769
IHS Holding 144A 6.25% 11/29/28 #		425,000	419,112

Schedule of investments
Macquarie Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Iliad Holding
144A 7.00% 4/15/32 #		590,000	$ 606,307
144A 8.50% 4/15/31 #		530,000	568,929

Matterhorn Telecom 3.125% 9/15/26 ■	EUR	38,019	43,462
Midcontinent Communications 144A 8.00% 8/15/32 #		975,000	1,029,992
Prosus 144A 3.257% 1/19/27 #		390,000	381,388
Sable International Finance 144A 7.125% 10/15/32 #		2,205,000	2,207,575
Sitios Latinoamerica 144A 6.00% 11/25/29 #		420,000	431,046
Time Warner Cable 7.30% 7/1/38		350,000	377,583
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		425,000	436,988
Univision Communications
144A 7.375% 6/30/30 #		1,585,000	1,577,860
144A 9.375% 8/1/32 #		907,000	941,707

Virgin Media Finance 144A 5.00% 7/15/30 #		1,310,000	1,182,214
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	364,863
VZ Secured Financing 144A 5.00% 1/15/32 #		1,915,000	1,686,097
			15,385,789
Consumer Cyclical — 6.14%
Alsea 144A 7.75% 12/14/26 #		350,000	350,153
Amber Finco 6.625% 7/15/29 ■	EUR	700,000	846,244
Beach Acquisition Bidco PIK, 144A 10.00% 7/15/33 #, «		2,220,000	2,320,066
Carnival 144A 4.125% 7/15/31 #	EUR	1,800,000	2,090,684
General Motors Financial 5.95% 4/4/34		1,445,000	1,469,449
Hyundai Capital Services 144A 5.25% 1/22/28 #		425,000	430,477
K Hovnanian Enterprises 144A 11.75% 9/30/29 #		960,000	1,040,678
Meituan 144A 4.625% 10/2/29 #		400,000	399,119
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #		197,000	204,378
New Flyer Holdings 144A 9.25% 7/1/30 #		545,000	580,350
Raven Acquisition Holdings 144A 6.875% 11/15/31 #		415,000	420,199
S&S Holdings 144A 8.375% 10/1/31 #		1,025,000	983,327
Victra Holdings 144A 8.75% 9/15/29 #		1,060,000	1,112,326
Voyager Parent 144A 9.25% 7/1/32 #		560,000	592,743
ZF Europe Finance 4.75% 1/31/29 ■	EUR	600,000	658,482
ZF North America Capital 144A 6.75% 4/23/30 #		970,000	923,744
			14,422,419
Consumer Non-Cyclical — 4.48%
Acadia Healthcare 144A 7.375% 3/15/33 #		1,835,000	1,891,604
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #		1,275,000	1,295,694

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bausch + Lomb Netherlands and Bausch & Lomb 144A 5.872% (EUR003M + 3.88%) 1/15/31 #, •	EUR	500,000	$ 577,637
Biocon Biologics Global 144A 6.67% 10/9/29 #		450,000	423,894
Central American Bottling 144A 5.25% 4/27/29 #		405,000	393,965
Cheplapharm Arzneimittel
144A 7.125% 6/15/31 #	EUR	500,000	584,773
7.50% 5/15/30 ■	EUR	600,000	707,444

DaVita 144A 6.75% 7/15/33 #		653,000	674,010
Dolcetto Holdco 144A 5.625% 7/14/32 #	EUR	300,000	349,935
Froneri Lux FinCo 144A 4.75% 8/1/32 #	EUR	1,200,000	1,382,107
Lion 144A 5.564% (EUR003M + 3.63%) 7/1/29 #, •	EUR	400,000	460,110
Opal Bidco 144A 5.50% 3/31/32 #	EUR	650,000	764,848
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #		625,000	602,481
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		400,000	413,748
			10,522,250
Electric — 2.31%
California Buyer 144A 6.375% 2/15/32 #		1,025,000	1,036,156
Capital Power US Holdings 144A 6.189% 6/1/35 #		920,000	947,115
Colbun 144A 3.95% 10/11/27 #		400,000	395,309
Dominion Energy 6.625% 5/15/55 μ		180,000	184,892
Duke Energy 6.45% 9/1/54 μ		435,000	448,972
Enel 6.625% 4/16/31 μ, ψ, ■	EUR	900,000	1,159,626
Mexico Generadora de Energia 144A 5.50% 12/6/32 #		219,436	219,960
Minejesa Capital 144A 4.625% 8/10/30 #		315,760	312,704
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #		338,801	333,962
NextEra Energy Capital Holdings 6.50% 8/15/55 μ		380,000	393,135
			5,431,831
Energy — 6.51%
Azule Energy Finance 144A 8.125% 1/23/30 #		400,000	403,272
Civitas Resources 144A 9.625% 6/15/33 #		885,000	911,049
Delek Logistics Partners 144A 7.375% 6/30/33 #		665,000	657,790
Enbridge
5.75% 7/15/80 μ		1,430,000	1,418,701
7.20% 6/27/54 μ		175,000	180,702

Energy Transfer 6.50% 11/15/26 μ, ψ		1,352,000	1,357,960
Eni 3.375% 7/13/29 μ, ψ, ■	EUR	400,000	450,190

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
7.875% 5/15/32	220,000	$ 227,721
8.00% 5/15/33	1,375,000	1,426,895

GNL Quintero 144A 4.634% 7/31/29 #	211,840	211,476
Hilcorp Energy I
144A 6.00% 2/1/31 #	865,000	836,474
144A 7.25% 2/15/35 #	1,000,000	975,467

Medco Maple Tree 144A 8.96% 4/27/29 #	540,000	566,064
Nabors Industries 144A 9.125% 1/31/30 #	780,000	772,781
NGL Energy Operating 144A 8.375% 2/15/32 #	1,635,000	1,600,741
Rockies Express Pipeline 144A 7.50% 7/15/38 #	1,090,000	1,122,372
Venture Global LNG 144A 9.875% 2/1/32 #	1,675,000	1,808,278
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	335,000	367,526
		15,295,459
Financials — 6.65%
Air Lease 4.125% 12/15/26 μ, ψ	1,210,000	1,187,642
Apollo Debt Solutions 6.70% 7/29/31	1,105,000	1,151,182
Ares Capital
5.50% 9/1/30	1,100,000	1,098,581
5.95% 7/15/29	560,000	573,826
Ares Strategic Income Fund
5.60% 2/15/30	570,000	568,632
5.70% 3/15/28	560,000	563,152
Azorra Finance
144A 7.25% 1/15/31 #	810,000	828,736
144A 7.75% 4/15/30 #	1,045,000	1,089,363

Blackstone Private Credit Fund 5.60% 11/22/29	525,000	529,112
Blue Owl Credit Income
5.80% 3/15/30	1,690,000	1,693,896
6.60% 9/15/29	555,000	571,034

Burford Capital Global Finance 144A 7.50% 7/15/33 #	1,165,000	1,174,029
OneMain Finance
6.75% 3/15/32	1,230,000	1,249,607
7.125% 9/15/32	770,000	794,558
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,195,000	1,218,576
144A 6.875% 2/15/33 #	765,000	780,243

Rocket 144A 6.375% 8/1/33 #	522,000	533,084
		15,605,253

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 2.31%
Ardonagh Finco 6.875% 2/15/31 ■	EUR	2,000,000	$ 2,379,529
Athene Holding
6.625% 10/15/54 μ		1,025,000	1,011,412
6.875% 6/28/55 μ		675,000	668,067

Nippon Life Insurance 144A 6.50% 4/30/55 #, μ		645,000	675,608
Reinsurance Group of America 6.65% 9/15/55 μ		685,000	687,046
			5,421,662
Natural Gas — 0.72%
Sempra 6.40% 10/1/54 μ		1,735,000	1,682,707
			1,682,707
Real Estate Investment Trusts — 0.17%
Trust Fibra Uno 144A 4.869% 1/15/30 #		425,000	405,612
			405,612
Technology — 1.56%
Capstone Borrower 144A 8.00% 6/15/30 #		1,280,000	1,331,686
IPD 3 5.35% (EUR003M + 3.38%) 6/15/31 ■, •	EUR	700,000	801,394
Kaspi.KZ JSC 144A 6.25% 3/26/30 #		400,000	408,525
Shift4 Payments 144A 5.50% 5/15/33 #	EUR	450,000	536,544
TeamSystem 144A 5.526% (EUR003M + 3.50%) 7/31/31 #, •	EUR	500,000	573,399
			3,651,548
Transportation — 0.60%
Abertis Infraestructuras Finance 4.87% 11/28/29 μ, ψ, ■	EUR	700,000	826,164
Latam Airlines Group 144A 7.875% 4/15/30 #		220,000	227,865
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		340,000	354,112
			1,408,141
Utilities — 0.20%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		450,000	470,172
			470,172
Total Corporate Bonds (cost $126,475,497)			128,831,856

Government Agency Obligations — 2.35%
DAE Sukuk DIFC 144A 3.75% 2/15/26 #		370,000	367,654
Electricite de France 3.375% 6/15/30 μ, ψ, ■	EUR	1,400,000	1,543,365
Freeport Indonesia 144A 4.763% 4/14/27 #		360,000	361,973
Georgian Railway JSC 4.00% 6/17/28 ■		425,000	391,126
Ma'aden Sukuk 144A 5.25% 2/13/30 #		400,000	408,549

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)

Government Agency Obligations (continued)
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	400,000	$ 417,529
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	400,000	393,766
OCP 144A 6.10% 4/30/30 #	400,000	407,425
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	400,000	405,516
Petronas Capital 144A 4.95% 1/3/31 #	400,000	406,683
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	425,000	425,982
Total Government Agency Obligations (cost $5,351,103)		5,529,568

Loan Agreements — 16.36%
Basic Industry — 1.62%
Form Technologies 10.019% (SOFR03M + 5.75%) 7/19/30 •	875,000	829,063
Ineos Quattro Holdings UK Tranche B 8.577% (SOFR01M + 4.25%) 10/1/31 •	967,575	885,331
Olympus Water US Holding Tranche B-6 7.296% (SOFR03M + 3.00%) 6/20/31 •	1,662,459	1,659,489
Usalco 8.327% (SOFR01M + 4.00%) 9/30/31 •	423,968	424,233
		3,798,116
Capital Goods — 2.75%
Alliance Laundry Systems Tranche B 6.827% (SOFR01M + 2.50%) 8/19/31 •	875,000	876,406
Clydesdale Acquisition Holdings
TBD 4/1/32 X	378	378
Tranche B 7.577% (SOFR01M + 3.25%) 4/1/32 •	720,733	721,034

Gloves Buyer 8.321% (SOFR01M + 4.00%) 5/21/32 •	1,000,000	981,250
Lsf12 Crown US Commercial Bidco 7.856% (SOFR01M + 3.50%) 12/2/31 •	2,200,000	2,215,582
White Cap Buyer Tranche C 7.577% (SOFR01M + 3.25%) 10/19/29 •	1,666,625	1,666,342
		6,460,992
Communications — 0.76%
Connect US Finco 8.827% (SOFR01M + 4.50%) 9/27/29 •	1,678,071	1,647,131
Univision Communications 1st Lien 8.546% (SOFR03M + 4.25%) 6/24/29 •	141,721	142,341
		1,789,472

	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical — 2.99%
Clarios Global 7.077% (SOFR01M + 2.75%) 1/28/32 •	1,160,000	$ 1,162,900
Fertitta Entertainment Tranche B 7.827% (SOFR01M + 3.50%) 1/27/29 •	558,557	559,813
Flynn Restaurant Group 8.077% (SOFR01M + 3.75%) 1/28/32 •	1,097,250	1,098,793
Scientific Games Holdings 7.285% (SOFR03M + 3.00%) 4/4/29 •	1,488,750	1,489,990
Staples 10.026% (SOFR03M + 5.75%) 9/4/29 •	1,736,875	1,601,725
Tenneco Tranche B 9.396% - 9.422% (SOFR03M + 5.10%) 11/17/28 •	605,000	598,788
The Boots 1st Lien TBD 7/22/32 X	500,000	500,000
		7,012,009
Consumer Non-Cyclical — 2.21%
Bausch & Lomb 8.571% (SOFR01M + 4.25%) 1/15/31 •	978,641	984,758
Heartland Dental 8.827% (SOFR01M + 4.50%) 4/28/28 •	1,659,000	1,664,760
Mamba Purchaser Tranche B 7.077% (SOFR01M + 2.75%) 10/16/28 •	1,659,063	1,662,174
National Mentor Holdings
1st Lien TBD 3/2/28 X	881,584	860,508
Tranche C 1st Lien TBD 3/2/28 X	25,675	25,062
		5,197,262
Financials — 2.57%
Altera Tranche B TBD 6/21/32 X	2,000,000	2,006,666
CFC Bidco 2022 8.041% (SOFR03M + 3.75%) 5/28/32 •	1,000,000	999,375
Dragon Buyer 7.296% (SOFR03M + 3.00%) 9/30/31 •	1,542,250	1,547,070
Mermaid Bidco Tranche B 7.571% (SOFR03M + 3.25%) 7/3/31 •	997,481	999,975
Summer (BC) Bidco B Tranche B 9.556% (SOFR03M + 5.26%) 2/15/29 •	498,741	493,753
		6,046,839
Information Technology — 0.37%
UKG Tranche B 7.32% (SOFR03M + 3.00%) 2/10/31 •	858,065	859,628
		859,628
Insurance — 1.23%
Alera Group 7.577% (SOFR01M + 3.25%) 5/30/32 •	900,000	905,203
Amynta Agency Borrower 7.327% (SOFR01M + 3.00%) 12/29/31 •	992,512	994,001

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Insurance (continued)
Asurion Tranche B-13 8.577% (SOFR01M + 4.25%) 9/19/30 •	1,000,000	$ 980,833
		2,880,037
Technology — 1.86%
Clover Holdings 2
7.750% 12/9/31	1,132,162	1,131,455
8.307% (SOFR03M + 4.00%) 12/9/31 •	1,032,413	1,034,187

Commscope 9.577% (SOFR01M + 5.25%) 12/17/29 •	1,185,000	1,205,368
RealPage 8.046% (SOFR03M + 3.75%) 4/24/28 •	997,500	1,001,396
		4,372,406
Total Loan Agreements (cost $38,456,205)		38,416,761

Sovereign Bonds — 0.99%Δ
Dominican Republic — 0.17%
Dominican Republic International Bonds 144A 4.50% 1/30/30 #	414,000	396,053
		396,053
Hong Kong — 0.17%
Airport Authority 144A 4.875% 7/15/30 #	400,000	412,288
		412,288
Kazakhstan — 0.13%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	300,000	302,956
		302,956
Mexico — 0.11%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	250,000	251,437
		251,437
Poland — 0.13%
Republic of Poland Government International Bonds 4.875% 2/12/30	305,000	311,978
		311,978
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	342,969
		342,969

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
South Korea — 0.13%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	300,000	$ 304,495
		304,495
Total Sovereign Bonds (cost $2,368,371)		2,322,176

Supranational Banks — 0.19%
Africa Finance 144A 5.55% 10/8/29 #	430,000	436,554
Total Supranational Banks (cost $430,000)		436,554
	Number of shares
Common Stocks — 0.57%♣
Consumer Discretionary — 0.04%
Studio City International Holdings †, π	19,076	87,368
		87,368
Energy — 0.04%
Foresight Energy =, †	42,271	99,231
Westmoreland Coal =, †, π	145	109
		99,340
Financials — 0.10%
MNSN Holdings =, †	200	10,466
New Cotai =, †, π	414,307	219,840
		230,306
Industrials — 0.39%
Grupo Aeromexico =, †	49,917	915,070
		915,070
Total Common Stocks (cost $5,201,394)		1,332,084

Short-Term Investments — 3.72%
Money Market Mutual Funds — 3.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	2,181,850	2,181,850
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	2,181,850	2,181,850
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	2,181,850	2,181,850

Schedule of investments
Macquarie Strategic Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	2,181,850	$ 2,181,850
Total Short-Term Investments (cost $8,727,400)		8,727,400
Total Value of Securities—102.46% (cost $242,239,641)		$240,566,782
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $138,737,752, which represents 59.09% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
«	PIK. The first payment of cash and/or principal will be made after July 31, 2025.
X	This loan will settle after July 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2025, the aggregate value of restricted securities was $307,317, which represented 0.13% of the Fund’s net assets. See Note 12 in "Notes to financial statements" and the table below for additional details on restricted securities.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$219,840
Studio City International Holdings	8/5/20	296,823	87,368
Westmoreland Coal	3/15/19	109	109
Total		$3,929,109	$307,317
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$12,222	$12,227	$12,222	$5
Usalco TBD 9/30/31 X	43,901	43,929	43,901	28
Total	$56,123	$56,156	$56,123	$33

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
CITI	EUR	(420,000)	USD	473,502	8/22/25	$—		$(5,803)
JPMCB	EUR	(500,000)	USD	581,145	8/22/25	9,688		—
TD	EUR	(15,800,248)	USD	18,014,635	8/22/25	—		(43,682)
Total Forward Foreign Currency Exchange Contracts							$9,688		$(49,485)

Schedule of investments
Macquarie Strategic Income Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
169	US Treasury 5 yr Notes	$18,281,048	$18,218,074	9/30/25	$62,974	$(2,640)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.44.V1[4] 6/20/30-Quarterly	4,190,000	5.000%	$(327,055)	$(258,943)	$(68,112)	$775
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup
CLO – Collateralized Loan Obligation
DIFC – Dubai International Financial Centre
EUR003M – EURIBOR EUR 3 Month
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Strategic Income Fund	July 31, 2025
Assets:
Investments, at value*	$240,566,782
Foreign currencies, at valueΔ	82,542
Cash	152,503
Cash collateral due from broker	581,807
Dividends and interest receivable	2,450,655
Receivable for securities sold	1,037,442
Receivable for fund shares sold	171,498
Prepaid expenses	37,912
Unrealized appreciation on forward foreign currency exchange contracts	9,688
Due from broker on centrally cleared derivatives	2,015
Foreign tax reclaims receivable	1,265
Variation margin due from broker on centrally cleared credit default swap contracts	775
Unrealized appreciation on unfunded loan commitments**	33
Other assets	806
Total Assets	245,095,723
Liabilities:
Payable for securities purchased	9,545,805
Payable for fund shares redeemed	480,209
Other accrued expenses	149,466
Investment management fees payable to affiliates	49,542
Unrealized depreciation on forward foreign currency exchange contracts	49,485
Distribution fees payable to affiliates	25,122
Distribution payable	8,196
Variation margin due to broker on futures contracts	2,640
Total Liabilities	10,310,465
Total Net Assets	$234,785,258

Net Assets Consist of:
Paid-in capital	$290,458,529
Total distributable earnings (loss)	(55,673,271)
Total Net Assets	$234,785,258

Net Asset Value

Class A:
Net assets	$104,434,983
Shares of beneficial interest outstanding, unlimited authorization, no par	13,815,913
Net asset value per share	$7.56
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.92

Class C:
Net assets	$3,337,387
Shares of beneficial interest outstanding, unlimited authorization, no par	441,592
Net asset value per share	$7.56

Class R:
Net assets	$237,838
Shares of beneficial interest outstanding, unlimited authorization, no par	31,413
Net asset value per share	$7.57

Institutional Class:
Net assets	$126,775,050
Shares of beneficial interest outstanding, unlimited authorization, no par	16,767,140
Net asset value per share	$7.56
*Investments, at cost	$242,239,641
ΔForeign currencies, at cost	83,891
**See Note 12 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Strategic Income Fund	Year ended July 31, 2025
Investment Income:
Interest	$16,065,082
Dividends	258,049
16,323,131

Expenses:
Management fees	1,262,846
Distribution expenses — Class A	266,486
Distribution expenses — Class C	32,818
Distribution expenses — Class R	1,107
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	231,313
Registration fees	101,185
Accounting and administration expenses	76,856
Legal fees	56,184
Audit and tax fees	49,973
Reports and statements to shareholders expenses	40,090
Custodian fees	14,146
Trustees’ fees	11,130
Other	52,252
2,196,386
Less expenses waived	(527,744)
Less expenses paid indirectly	(13,491)
Total operating expenses	1,655,151
Net Investment Income (Loss)	14,667,980

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,941,962)
Foreign currencies	130,809
Forward foreign currency exchange contracts	(315,941)
Futures contracts	1,104,638
Swap contracts	220,172
Net increase from payment by affiliates[1]	17,648
Net realized gain (loss)	(784,636)

Net change in unrealized appreciation (depreciation) on:
Investments	3,142,314
Foreign currencies	21,986
Forward foreign currency exchange contracts	(56,626)
Futures contracts	(830,714)
Swap contracts	(68,112)
Net change in unrealized appreciation (depreciation)	2,208,848
Net Realized and Unrealized Gain (Loss)	1,424,212
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,092,192
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Strategic Income Fund
	Year ended
	7/31/25	7/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,667,980	$11,442,587
Net realized gain (loss)	(802,284)[1]	(9,717,792)
Net increase from payment by affiliates	17,648[2]	—
Net change in unrealized appreciation (depreciation)	2,208,848	16,327,598
Net increase (decrease) in net assets resulting from operations	16,092,192	18,052,393

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,524,935)	(5,880,116)
Class C	(176,368)	(126,005)
Class R	(12,997)	(13,105)
Institutional Class	(7,619,467)	(5,345,070)

Return of capital:
Class A	(119,161)	—
Class C	(3,669)	—
Class R	(248)	—
Institutional Class	(133,592)	—
	(14,590,437)	(11,364,296)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	14,064,833[3]	14,795,154
Class C	1,133,128[3]	1,050,206
Class R	16,846[3]	262,270
Institutional Class	65,829,142[3]	57,549,326

Net assets from reorganization:[4]
Class A	—	44,121,634
Class C	—	1,927,928
Institutional Class	—	75,833,666

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,537,755	5,783,349
Class C	180,037	125,946
Class R	13,245	12,785
Institutional Class	7,749,854	5,344,257
	95,524,840	206,806,521

	Year ended
	7/31/25	7/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(26,359,983)	$(30,081,961)
Class C	(1,043,209)	(986,975)
Class R	(48,832)	(202,019)
Institutional Class	(59,704,229)	(55,986,986)
	(87,156,253)	(87,257,941)
Increase in net assets derived from capital share transactions	8,368,587	119,548,580
Net Increase in Net Assets	9,870,342	126,236,677

Net Assets:
Beginning of year	224,914,916	98,678,239
End of year	$234,785,258	$224,914,916
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	See Note 7 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Strategic Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.49	$7.31	$7.38	$8.57	$8.24

0.47	0.41	0.35	0.29	0.30
0.07	0.17	(0.07)	(1.17)	0.35
—[2]	—	—	—	—
0.54	0.58	0.28	(0.88)	0.65

(0.46)	(0.40)	(0.35)	(0.31)	(0.32)
(0.01)	—	—	—	— [3]
(0.47)	(0.40)	(0.35)	(0.31)	(0.32)
—[2]	—	—	—	—
$7.56	$7.49	$7.31	$7.38	$8.57
7.40%[2]	8.25%	4.00%	(10.45%)	8.02%

$104,435	$109,284	$71,422	$79,273	$31,690
0.84%	0.84%	0.84%	0.90%[6]	0.84%
1.07%	1.12%	1.20%	1.24%	1.53%
6.27%	5.60%	4.85%	3.62%	3.54%
6.04%	5.32%	4.49%	3.28%	2.85%
106%	160%[7]	99%	65%	89%

Financial highlights
Macquarie Strategic Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.49	$7.30	$7.38	$8.58	$8.25

0.41	0.36	0.30	0.23	0.24
0.07	0.18	(0.08)	(1.18)	0.35
—[2]	—	—	—	—
0.48	0.54	0.22	(0.95)	0.59

(0.40)	(0.35)	(0.30)	(0.25)	(0.26)
(0.01)	—	—	—	— [3]
(0.41)	(0.35)	(0.30)	(0.25)	(0.26)
—[2]	—	—	—	—
$7.56	$7.49	$7.30	$7.38	$8.58
6.61%[2]	7.59%	3.08%	(11.22%)	7.21%

$3,337	$3,041	$819	$1,110	$1,451
1.59%	1.59%	1.59%	1.65%[6]	1.59%
1.82%	1.87%	1.95%	1.99%	2.28%
5.52%	4.85%	4.10%	2.87%	2.79%
5.29%	4.57%	3.74%	2.53%	2.10%
106%	160%[7]	99%	65%	89%

Financial highlights
Macquarie Strategic Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.50	$7.32	$7.39	$8.60	$8.27

0.45	0.39	0.33	0.27	0.28
0.07	0.18	(0.06)	(1.19)	0.35
—[2]	—	—	—	—
0.52	0.57	0.27	(0.92)	0.63

(0.44)	(0.39)	(0.34)	(0.29)	(0.30)
(0.01)	—	—	—	— [3]
(0.45)	(0.39)	(0.34)	(0.29)	(0.30)
—[2]	—	—	—	—
$7.57	$7.50	$7.32	$7.39	$8.60
7.13%[2]	7.97%	3.74%	(10.86%)	7.74%

$238	$255	$174	$148	$171
1.09%	1.09%	1.09%	1.15%[6]	1.09%
1.32%	1.37%	1.45%	1.49%	1.78%
6.02%	5.35%	4.60%	3.37%	3.29%
5.79%	5.07%	4.24%	3.03%	2.60%
106%	160%[7]	99%	65%	89%

Financial highlights
Macquarie Strategic Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.49	$7.31	$7.38	$8.58	$8.25

0.49	0.43	0.37	0.31	0.32
0.07	0.17	(0.07)	(1.18)	0.35
—[2]	—	—	—	—
0.56	0.60	0.30	(0.87)	0.67

(0.48)	(0.42)	(0.37)	(0.33)	(0.34)
(0.01)	—	—	—	— [3]
(0.49)	(0.42)	(0.37)	(0.33)	(0.34)
—[2]	—	—	—	—
$7.56	$7.49	$7.31	$7.38	$8.58
7.67%[2]	8.52%	4.26%	(10.33%)	8.29%

$126,775	$112,335	$26,263	$15,126	$16,258
0.59%	0.59%	0.59%	0.65%[6]	0.59%
0.82%	0.87%	0.95%	0.99%	1.28%
6.52%	5.85%	5.10%	3.87%	3.79%
6.29%	5.57%	4.74%	3.53%	3.10%
106%	160%[7]	99%	65%	89%

Notes to financial statements
Macquarie Strategic Income Fund	July 31, 2025
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Macquarie Emerging Markets Debt Corporate Fund (formerly, Delaware Emerging Markets Debt Corporate Fund through December 30, 2024) and Macquarie Strategic Income Fund (formerly, Delaware Strategic Income Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions

Notes to financial statements
Macquarie Strategic Income Fund
1. Significant Accounting Policies (continued)
are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2025, and for all open tax years (years ended July 31, 2022–July 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended July 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the

1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie® ) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Macquarie Strategic Income Fund
1. Significant Accounting Policies (continued)
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, the Fund earned $12,716 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, the Fund earned $775 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from August 1, 2024 through November 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 through November 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
0.84%	1.59%	1.09%	0.59%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2025, the Fund paid $14,440 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended July 31, 2025, the Fund paid

Notes to financial statements
Macquarie Strategic Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$15,371 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended July 31, 2025, the Fund paid $4,692 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended July 31, 2025, DDLP earned $7,001 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2025, DDLP received gross CDSC commissions of $141 and $461 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement

Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $59,638. An amount of $13,763 is included on the “Statement of operations” under “Net increase from payment by affiliates” and an amount of $45,875 is included on the “Statements of changes in net assets” under “Proceeds from shares sold.” Payment by affiliates and capital contribution by affiliates had no impact on total return.
During the year ended July 31, 2025, DMC reimbursed the Fund $3,885 in connection with trade errors. This amount is included in “Net increase from payment by affiliates” in the "Statement of operations." Payment by affiliates had no impact on total return.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about November 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. Fund shareholders will be asked to approve a new investment advisory agreement at a special shareholder meeting to be held on September 10, 2025, as may be postponed or adjourned.
The Fund will be renamed Nomura Strategic Income Fund at closing.
3. Investments
For the year ended July 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$247,231,533
Sales other than US government securities	239,282,683
Sales of US government securities	17,239

Notes to financial statements
Macquarie Strategic Income Fund
3. Investments (continued)
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$241,435,583
Aggregate unrealized appreciation of investments and derivatives	$5,255,179
Aggregate unrealized depreciation of investments and derivatives	(6,168,915)
Net unrealized depreciation of investments and derivatives	$(913,736)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$28,546	$—	$28,546
Collateralized Loan Obligations	—	54,941,837	—	54,941,837
Common Stocks	87,368	—	1,244,716	1,332,084
Corporate Bonds	—	128,831,856	—	128,831,856
Government Agency Obligations	—	5,529,568	—	5,529,568
Loan Agreements	—	38,416,761	—	38,416,761
Sovereign Bonds	—	2,322,176	—	2,322,176
Supranational Banks	—	436,554	—	436,554
Short-Term Investments	8,727,400	—	—	8,727,400
Total Value of Securities	$8,814,768	$230,507,298	$1,244,716	$240,566,782

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$9,688	$—	$9,688
Futures Contracts	62,974	—	—	62,974

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(68,112)	$—	$(68,112)
Forward Foreign Currency Exchange Contracts	—	(49,485)	—	(49,485)
1Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended July 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the

Notes to financial statements
Macquarie Strategic Income Fund
3. Investments (continued)
Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2025 and 2024 were as follows:
	Year ended
	7/31/25	7/31/24
Ordinary income	$14,333,767	$11,364,296
Return of capital	256,670	—
Total	$14,590,437	$11,364,296
5. Components of Net Assets on a Tax Basis
As of July 31, 2025, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$290,458,529
Qualified late year loss deferrals	(337,067)
Distributions payable	(8,196)
Capital loss carryforwards*	(54,425,510)
Deferred directors fees	(4,400)
Unamortized organizational costs	(8,213)
Unrealized depreciation of investments and foreign currencies	(889,885)
Net assets	$234,785,258
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
Difference between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation of foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market on forward foreign currency contracts, tax treatment of market discount and premium on debt instruments, and amortization of premium on callable bonds.
Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2025 through July 31, 2025 and November 1, 2024 through July 31, 2025, respectively, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to Fund level overdistribution, paydown gains (losses) of asset- and mortgage-backed securities, swap contracts, tax treatment of payment by advisor, tax treatment of partnerships, gain (loss) on foreign currency transactions and tax treatment of unrealized on callable bonds. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2025, the adjustments were to increase total distributable earnings (loss) and decrease paid-in capital by $48,804.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 12,102,276	$42,323,234	$ 54,425,510
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	7/31/25	7/31/24
Shares sold:
Class A	1,869,337	2,017,597
Class C	150,618	143,739
Class R	2,227	36,296
Institutional Class	8,753,278	7,829,961

Shares from reorganization:[1]
Class A	—	6,119,505
Class C	—	267,396
Institutional Class	—	10,517,846

Shares issued upon reinvestment of dividends and distributions:
Class A	869,942	786,417
Class C	23,964	17,107
Class R	1,759	1,735
Institutional Class	1,031,259	725,436
	12,702,384	28,463,035

Notes to financial statements
Macquarie Strategic Income Fund
6. Capital Shares (continued)
	Year ended
	7/31/25	7/31/24

Shares redeemed:
Class A	(3,510,569)	(4,113,067)
Class C	(138,973)	(134,408)
Class R	(6,480)	(27,956)
Institutional Class	(8,008,106)	(7,675,983)
	(11,664,128)	(11,951,414)
Net increase	1,038,256	16,511,621
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended July 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Year ended
7/31/25	4,984	201	201	4,984	$39,168
7/31/24	10,472	1,495	1,498	10,458	88,568
7. Reorganization
The following reorganization occurred in a prior reporting period, as noted within the Statements of Changes in Net Assets. On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Strategic Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On August 10, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$44,013,836	5,117,888	6,119,505	$69,878,327	1.1928
Class C	1,927,928	224,178	267,396	852,857	1.1928
Class R	—	—	—	305,631	—
Class R6*	661,822	76,867	—	—	—
Class I/Institutional Class**	75,171,844	8,740,912	10,517,846	29,633,152	1.1928
Class Y***	107,798	12,535	—	—	—
* Class R6 shares of the Acquired Fund were converted into Institutional Class shares of the Acquiring Fund.
** Class I shares are named Institutional Class for the Acquiring Fund.
*** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $122,074,127. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $222,553,195.
Assuming the Reorganization had been completed on August 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended July 31, 2024, would have been as follows:
Net investment income	$11,960,980
Net realized loss on investments	(10,892,887)
Net change in unrealized appreciation (depreciation)	15,699,023
Net increase in net assets resulting from operations	$16,767,116
8. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its

Notes to financial statements
Macquarie Strategic Income Fund
8. Line of Credit (continued)
particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of July 31, 2025, or at any time during the year then ended.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At July 31, 2025, the Fund posted $150,000 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2025, the Fund posted $232,375 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2025, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the

Notes to financial statements
Macquarie Strategic Income Fund
9. Derivatives (continued)
par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended July 31, 2025, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the year ended July 31, 2025, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended July 31, 2025, the Fund used CDS contracts to hedge against credit events.
At July 31, 2025, the Fund posted $199,432 in cash as collateral for open centrally cleared CDS contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities”.
Fair values of derivative instruments as of July 31, 2025 were as follows:
	Asset Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$9,688	$—	$9,688
Variation margin due to broker on futures contracts*	—	62,974	62,974
Total	$9,688	$62,974	$72,662

	Liability Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(49,485)	$—	$(49,485)
Variation margin due from broker on centrally cleared credit default swap contracts*	—	(68,112)	(68,112)
Total	$(49,485)	$(68,112)	$(117,597)
*Includes cumulative appreciation (depreciation) of futures contracts and and centrally cleared CDS contracts from the date the contracts were opened through July 31, 2025. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended July 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(315,941)	$—	$—	$(315,941)
Interest rate contracts	—	1,104,638	—	1,104,638
Credit contracts	—	—	220,172	220,172
Total	$(315,941)	$1,104,638	$220,172	$1,008,869
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(56,626)	$—	$—	$(56,626)
Interest rate contracts	—	(830,714)	—	(830,714)
Credit contracts	—	—	(68,112)	(68,112)
Total	$(56,626)	$(830,714)	$(68,112)	$(955,452)
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended July 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$260,590	$11,842,835
Futures contracts (average notional amount)	21,428,161	41,723

Notes to financial statements
Macquarie Strategic Income Fund
9. Derivatives (continued)
	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional amount)*	1,233,373	—
* Long represents buying protection and short represents selling protection.
10. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At July 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$ —	$(5,803)	$(5,803)
JPMorgan Chase Bank	9,688	—	9,688
TD Bank	—	(43,682)	(43,682)
Total	$ 9,688	$ (49,485)	$ (39,797)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Exposure(b)
Citigroup	$(5,803)	$ —	$ —	$ —	$ —	$(5,803)
JPMorgan Chase Bank	9,688	—	—	—	—	9,688
TD Bank	(43,682)	—	—	—	43,682	—
Total	$ (39,797)	$ —	$ —	$ —	$43,682	$3,885
(a) Excess of collateral received/pledged, if any, from/to the individual counterparty is not shown for financial reporting purposes.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
11. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development

Notes to financial statements
Macquarie Strategic Income Fund
11. Securities Lending (continued)
(OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended July 31, 2025, the Fund had no securities out on loan.
12. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s

Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates

Notes to financial statements
Macquarie Strategic Income Fund
12. Credit and Market Risks (continued)
increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
13. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
14. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
15. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Government Fund and Shareholders of Macquarie Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Strategic Income Fund (one of the funds constituting Delaware Group Government Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Strategic Income Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended July 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	98.24%
(B) Return of Capital (Tax Basis)	1.76%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund's total distributions.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 98.02%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4779598)
AR-023-0925
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – See Item 2.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Government Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 3, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 3, 2025